Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

Subsequent to period end, the Company has received gross proceeds of $57,500 for the issuance of 20,000 common shares in relation to the ELOC.

On October 1, 2025, the Company issued 60,820 RSUs to directors, consultants and an employee. Of this grant 49,393 RSUs were issued to related parties.